FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Interest income	$ 2,960	$ 1,437	$ 894
Amortization of discount on marketable securities, net	281	0	0
Bank fees and other finance expenses	(31)	(27)	(25)
Foreign currency transaction adjustments	5	340	(1)
Gain (loss) from sales and disposals of fixed assets	(7)	(12)	3
Financial and other income, net	$ 3,208	$ 1,738	$ 871